Financial income and expense (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of Financial income and expense [Abstract]
Interest income on bank deposits	₨ 82,675		₨ 45,060	₨ 56,134
Others	140,230		28,517	116,185
Finance income	222,905	$ 2,711	73,577	172,319
Interest expense on lease obligations	191,911		185,092	178,300
Bank charges (including letter of credit, bill discounting and buyer's credit charges)	147,117		107,834	62,160
Interest expense on borrowings	1,313,494		805,170	900,496
Finance expense	(1,652,522)	(20,100)	(1,098,096)	(962,656)
Net finance income / (expense) recognized in profit or loss	₨ (1,429,617)	$ (17,389)	₨ (1,024,519)	₨ (790,337)